VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—93.6%
Agency—93.6%
Federal Home Loan Mortgage Corp.
Pool #1B6503 (12 month LIBOR + 1.613%, Cap 6.751%, Floor 1.613%) 1.750%, 1/1/51(1)	$ 1,544	$ 1,451
Pool #1B6504 (12 month LIBOR + 1.609%, Cap 7.129%, Floor 1.609%) 2.128%, 1/1/51(1)	4,781	4,416
Pool #1Q1195 (12 month LIBOR + 1.589%, Cap 10.118%, Floor 1.589%) 2.773%, 5/1/37(1)	1,979	1,995
Pool #1Q1420 (12 month LIBOR + 1.825%, Cap 10.703%, Floor 1.825%) 3.118%, 9/1/39(1)	1,783	1,818
Pool #2B3257 (12 month LIBOR + 1.630%, Cap 8.053%, Floor 1.630%) 3.053%, 10/1/44(1)	586	575
Pool #2B5891 (12 month LIBOR + 1.640%, Cap 7.884%, Floor 1.640%) 2.087%, 2/1/47(1)	3,209	3,179
Pool #841057 (12 month LIBOR + 1.630%, Cap 8.336%, Floor 1.630%) 2.371%, 6/1/50(1)	1,125	1,082
Pool #841075 (12 month LIBOR + 1.630%, Cap 8.268%, Floor 1.630%) 3.267%, 1/1/49(1)	18,300	17,414
Pool #841083 (12 month LIBOR + 1.640%, Cap 7.804%, Floor 1.640%) 2.807%, 5/1/49(1)	23,781	23,128
Pool #841335 (12 month LIBOR + 1.635%, Cap 7.931%, Floor 1.635%) 2.930%, 7/1/50(1)	5,060	4,727
Pool #841345 (12 month LIBOR + 1.627%, Cap 7.648%, Floor 1.627%) 3.053%, 1/1/47(1)	2,465	2,469
Pool #848736 (12 month LIBOR + 1.750%, Cap 9.582%, Floor 1.750%) 2.464%, 5/1/35(1)	5,476	5,540
Pool #848744 (12 month LIBOR + 1.789%, Cap 9.171%, Floor 1.789%) 2.531%, 5/1/34(1)	3,067	3,102
Pool #848747 (12 month LIBOR + 1.868%, Cap 10.037%, Floor 1.868%) 3.086%, 7/1/36(1)	2,920	2,961
Pool #848796 (12 month LIBOR + 1.806%, Cap 9.823%, Floor 1.806%) 2.615%, 5/1/37(1)	5,308	5,373
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K032, A2 3.310%, 5/25/23(1)	1,000	992
KF29, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.360%) 2.913%, 2/25/24(1)	3,977	3,971
KF32, A (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 2.923%, 5/25/24(1)	389	388
KF34, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.370%) 2.913%, 8/25/24(1)	836	834
	Par Value	Value
Agency—continued
KF36, A (1 month LIBOR + 0.340%, Cap N/A, Floor 0.340%) 2.893%, 8/25/24(1)	$ 3,710	$ 3,699
KF55, A (1 month LIBOR + 0.510%, Cap N/A, Floor 0.510%) 3.063%, 11/25/25(1)	3,996	3,996
KF62, A (1 month LIBOR + 0.480%, Cap N/A, Floor 0.480%) 3.033%, 4/25/26(1)	1,090	1,086
KF74, AS (SOFR + 0.530%) 2.815%, 1/25/27(1)	10,390	10,354
KF79, AL (1 month LIBOR + 0.470%, Cap N/A, Floor 0.470%) 3.023%, 5/25/30(1)	18,546	18,510
KF82, AL (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 2.923%, 6/25/30(1)	8,077	7,976
KJ27, A1 2.092%, 7/25/24	42	42
KL3W, AFLW (1 month LIBOR + 0.450%, Cap N/A, Floor 0.450%) 3.003%, 8/25/25(1)	21,212	21,189
Federal Home Loan Mortgage Corp. REMIC
2781, FA (1 month LIBOR + 0.350%, Cap 7.500%, Floor 0.350%) 3.168%, 4/15/34(1)	3,047	3,048
2980, FJ (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 3.118%, 11/15/34(1)	5,979	5,895
3107, FC (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 3.118%, 6/15/35(1)	1,432	1,431
3820, FA (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 3.168%, 3/15/41(1)	5,904	5,855
3990, GF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 3.218%, 3/15/41(1)	2,494	2,482
4048, GF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 3.168%, 10/15/40(1)	993	993
4136, EF (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 3.068%, 11/15/42(1)	2,107	2,079
4203, PF (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 3.068%, 9/15/42(1)	5,181	5,152
4794, WF (1 month LIBOR + 0.350%) 2.595%, 3/15/43(1)	7,710	7,688
4879, DF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 3.218%, 8/15/34(1)	4,540	4,504
Federal National Mortgage Association
2015-M14, FA (1 month LIBOR + 0.620%, Cap N/A, Floor 0.620%) 3.704%, 10/25/25(1)	9,781	9,772
2015-M6, FA (1 month LIBOR + 0.300%, Cap N/A, Floor 0.300%) 3.384%, 1/25/26(1)	13,674	13,563
2016-M13, FA (1 month LIBOR + 0.670%, Cap N/A, Floor 0.670%) 3.036%, 11/25/23(1)	99	99
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Agency—continued
2016-M3, ASQ2 2.263%, 2/25/23	$ 36	$ 36
2016-M9, FA (1 month LIBOR + 0.590%, Cap N/A, Floor 0.590%) 2.956%, 9/25/23(1)	2,934	2,932
2017-M11, FA (1 month LIBOR + 0.470%, Cap 6.000%, Floor 0.470%) 2.836%, 9/25/24(1)	1,276	1,274
2017-M13, FA (1 month LIBOR + 0.400%, Cap 6.000%, Floor 0.400%) 2.766%, 10/25/24(1)	1,656	1,641
2017-M2, FA (1 month LIBOR + 0.530%, Cap N/A, Floor 0.530%) 2.896%, 2/25/24(1)	756	755
Pool #AD0064 (6 month LIBOR + 1.541%, Cap 10.936%, Floor 1.541%) 2.912%, 1/1/35(1)	1,051	1,070
Pool #AE0544 (12 month LIBOR + 1.743%, Cap 8.085%, Floor 1.743%) 2.279%, 11/1/40(1)	1,853	1,886
Pool #AL0270 (12 month LIBOR + 1.645%, Cap 10.575%, Floor 1.645%) 2.922%, 8/1/38(1)	793	802
Pool #AL0323 (12 month LIBOR + 1.818%, Cap 8.348%, Floor 1.818%) 3.397%, 6/1/41(1)	1,291	1,315
Pool #AL0960 (12 month LIBOR + 1.691%, Cap 9.772%, Floor 1.691%) 3.033%, 7/1/37(1)	3,190	3,248
Pool #AL1886 (12 month LIBOR + 1.752%, Cap 8.480%, Floor 1.752%) 3.118%, 6/1/42(1)	287	293
Pool #AL2202 (12 month LIBOR + 1.700%, Cap 9.489%, Floor 1.700%) 2.712%, 6/1/36(1)	1,202	1,219
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 4.532%, 9/1/37(1)	900	920
Pool #AL6516 (12 month LIBOR + 1.762%, Cap 8.689%, Floor 1.762%) 2.689%, 4/1/40(1)	2,289	2,326
Pool #AL7477 (12 month LIBOR + 1.797%, Cap 8.645%, Floor 1.797%) 2.845%, 12/1/40(1)	1,664	1,698
Pool #AL7812 (12 month LIBOR + 1.728%, Cap 8.364%, Floor 1.728%) 2.903%, 11/1/40(1)	3,301	3,360
Pool #AL8796 (12 month LIBOR + 1.826%, Cap 8.435%, Floor 1.826%) 3.380%, 9/1/41(1)	4,169	4,254
Pool #AL8827 3.000%, 2/1/29	765	718
Pool #AL8872 (12 month LIBOR + 1.803%, Cap 8.340%, Floor 1.803%) 2.630%, 7/1/42(1)	6,321	6,428
Pool #AN4364 (1 month LIBOR + 0.590%, Cap 98.130%, Floor 0.590%) 3.143%, 1/1/24(1)	2,794	2,787
Pool #BE3734 (12 month LIBOR + 1.620%, Cap 7.922%, Floor 1.620%) 3.730%, 7/1/47(1)	2,495	2,511
	Par Value	Value
Agency—continued
Pool #BL0422 (1 month LIBOR + 0.370%, Cap 98.890%, Floor 0.370%) 2.923%, 11/1/23(1)	$ 21,000	$ 20,946
Pool #BL5697 (1 month LIBOR + 0.650%, Cap 98.860%, Floor 0.650%) 3.203%, 2/1/30(1)	6,300	6,307
Pool #BM1805 (12 month LIBOR + 1.605%, Cap 7.825%, Floor 1.605%) 2.823%, 9/1/47(1)	5,265	5,176
Pool #BM4556 (12 month LIBOR + 1.596%, Cap 8.319%, Floor 1.596%) 3.319%, 10/1/48(1)	3,742	3,761
Pool #BM4557 (12 month LIBOR + 1.763%, Cap 7.902%, Floor 1.766%) 2.628%, 5/1/45(1)	2,211	2,241
Pool #BM6855 (12 month LIBOR + 1.618%, Cap 7.572%, Floor 1.618%) 2.573%, 6/1/50(1)	9,941	9,419
Pool #BM7025 (12 month LIBOR + 1.719%, Cap 8.711%, Floor 1.719%) 2.535%, 5/1/42(1)	9,543	9,665
Pool #BN8852 (12 month LIBOR + 1.900%, Cap 8.698%, Floor 1.900%) 3.698%, 3/1/48(1)	3,748	3,686
Pool #BO6296 (U.S. Treasury Yield Curve CMT 1 year + 1.525%, Cap 7.100%, Floor 1.525%) 2.995%, 7/1/47(1)	707	695
Pool #BO7214 (U.S. Treasury Yield Curve CMT 1 year + 1.525%, Cap 7.100%, Floor 1.525%) 2.358%, 7/1/47(1)	3,241	3,105
Pool #BO7215 (U.S. Treasury Yield Curve CMT 1 year + 1.650%, Cap 8.158%, Floor 1.650%) 3.055%, 4/1/49(1)	1,280	1,204
Pool #BO7216 (U.S. Treasury Yield Curve CMT 1 year + 1.650%, Cap 7.738%, Floor 1.650%) 2.738%, 5/1/49(1)	461	426
Pool #BP1780 (SOFR30A + 2.350%, Cap 7.080%, Floor 2.350%) 2.080%, 6/1/51(1)	2,493	2,339
Pool #BP5563 (12 month LIBOR + 1.600%, Cap 7.456%, Floor 1.600%) 2.456%, 4/1/50(1)	2,065	1,937
Pool #CA3138 (12 month LIBOR + 1.603%, Cap 8.667%, Floor 1.603%) 3.667%, 2/1/49(1)	4,237	4,140
Pool #CA4499 (12 month LIBOR + 1.600%, Cap 7.693%, Floor 1.600%) 2.699%, 9/1/48(1)	1,050	1,026
Pool #MA2820 2.500%, 11/1/31	624	569
Pool #MA2979 2.500%, 4/1/32	1,152	1,036
Federal National Mortgage Association REMIC
2005-17, FA (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 3.384%, 3/25/35(1)	4,584	4,526
2005-58, KF (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 3.584%, 7/25/35(1)	3,110	3,093
2005-74, NA (1 month LIBOR + 0.420%, Cap 6.500%, Floor 0.420%) 3.504%, 5/25/35(1)	8,255	8,212

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Agency—continued
2006-113, NF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 3.434%, 9/25/36(1)	$ 1,880	$ 1,871
2006-31, FP (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 3.384%, 5/25/36(1)	2,568	2,539
2006-63, FD (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 3.534%, 7/25/36(1)	3,238	3,217
2007-106, FN (1 month LIBOR + 0.590%, Cap 7.000%, Floor 0.590%) 3.674%, 11/25/37(1)	3,270	3,263
2009-66, FP (1 month LIBOR + 0.900%, Cap 7.000%, Floor 0.900%) 3.984%, 9/25/39(1)	5,096	5,133
2010-137, WB 3.900%, 7/25/40(1)	1,035	1,040
2010-59, FC (1 month LIBOR + 1.000%, Cap 6.000%, Floor 1.000%) 4.084%, 1/25/40(1)	2,852	2,873
2011-62, LF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 3.484%, 1/25/32(1)	5,361	5,325
2012-71, FP (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 3.434%, 3/25/41(1)	1,245	1,242
2013-34, PF (1 month LIBOR + 0.350%, Cap 6.500%, Floor 0.350%) 3.434%, 8/25/42(1)	4,447	4,441
2013-62, FQ (1 month LIBOR + 0.250%, Cap 7.000%, Floor 0.250%) 3.334%, 9/25/32(1)	2,736	2,699
2016-67, AF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 3.484%, 9/25/46(1)	4,766	4,721
2017-74, KA 3.000%, 11/25/44	3,718	3,614
2018-92, AF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 3.484%, 5/25/33(1)	5,294	5,252
2018-96, FC (1 month LIBOR + 0.450%, Cap 6.500%, Floor 0.450%) 3.534%, 10/25/35(1)	5,261	5,232
2019-13, FG (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 3.484%, 4/25/49(1)	8,083	7,993
FRESB Mortgage Trust
2016-SB13, A5H (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 3.253%, 1/25/36(1)	7,484	7,461
2016-SB16, A5H (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 3.253%, 5/25/36(1)	4,387	4,375
Government National Mortgage Association
2003-67, FP (1 month LIBOR + 0.900%, Cap 8.000%, Floor 0.900%) 3.914%, 8/20/33(1)	2,088	2,099
2009-88, FA (1 month LIBOR + 0.750%, Cap 7.000%, Floor 0.750%) 3.689%, 10/16/39(1)	4,480	4,510
	Par Value	Value
Agency—continued
Government National Mortgage Association I Pool #AC3667 1.660%, 8/15/26	$ 805	$ 760
Small Business Administration
Pool #510032 (PRIME minus 2.650%) 2.100%, 6/25/34(1)	2,196	2,198
Pool #510076 (PRIME minus 2.650%) 2.850%, 5/25/27(1)	1,446	1,458
Pool #510083 (PRIME minus 2.650%) 2.100%, 9/25/27(1)	581	586
Pool #510219 (PRIME minus 2.650%) 2.100%, 11/25/28(1)	2,071	2,072
Pool #510228 (PRIME minus 2.500%) 2.250%, 7/25/28(1)	700	707
Pool #510241 (PRIME minus 2.600%) 2.150%, 10/25/27(1)	2,111	2,118
Pool #510254 (PRIME minus 2.600%) 2.150%, 5/25/28(1)	3,957	3,977
Pool #510256 (PRIME minus 2.600%) 2.150%, 12/25/28(1)	4,520	4,543
Pool #510273 (PRIME minus 2.500%) 2.250%, 11/25/28(1)	2,964	2,994
Total Mortgage-Backed Securities (Identified Cost $456,907)		450,123

Total Long-Term Investments—93.6% (Identified Cost $456,907)		450,123

	Shares
Short-Term Investment—5.7%
Money Market Mutual Fund—5.7%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(2)	27,529,630	27,530
Total Short-Term Investment (Identified Cost $27,530)		27,530

TOTAL INVESTMENTS—99.3% (Identified Cost $484,437)		$477,653
Other assets and liabilities, net—0.7%		3,129
NET ASSETS—100.0%		$480,782

Abbreviations:
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Exchange-traded futures contracts as of September 30, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
2 Year U.S. Treasury Note Future	December 2022	(39)	$(8,010)	$128	$—
5 Year U.S. Treasury Note Future	December 2022	(106)	(11,396)	389	—
Total				$517	$—
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$450,123	$—	$450,123
Money Market Mutual Fund	27,530	27,530	—
Other Financial Instruments:
Futures Contracts	517	517	—
Total Investments	$478,170	$28,047	$450,123
There were no securities valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.